Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1.	DESCRIPTION OF BUSINESS
FIGS, Inc. (the “Company”), a Delaware Corporation, was founded in 2013 and is a founder-led,
direct-to-consumer
healthcare apparel and lifestyle brand company. The Company designs and sells healthcare apparel and other non-scrub
offerings, such as lab coats, underscrubs, outerwear, activewear, loungewear, compression socks footwear, masks and face shields. The Company markets and sells its products primarily in the United States. Sales are primarily generated through the Company’s digital platforms.
Impact of
COVID-19
In December 2019, a novel strain of coronavirus, which causes the disease known as
COVID-19,
was reported to have surfaced in Wuhan, China. Since then,
COVID-19
coronavirus has spread globally. In March 2020, the World Health Organization declared the
COVID-19
outbreak a pandemic. The ongoing
COVID-19
global and national health emergency has caused significant disruption in the international and United States economies and financial markets. The spread of
COVID-19
has caused illness, quarantines, cancellation of events and travel, business and school shutdowns, reduction in business activity and financial transactions, labor shortages, supply chain interruptions and overall economic and financial market instability.
In response to public health directives and orders, and to help minimize the risk of the virus to employees, the Company has taken precautionary measures, including implementing work from home policies for certain employees. The
COVID-19
pandemic has the potential to significantly impact the Company’s manufacturing supply chain, distribution, logistics and other services. Certain of the Company’s ocean freight providers, as well as some of its suppliers and manufacturers, are experiencing delays and in the past have experienced shutdowns due to the
COVID-19
pandemic. In order to manage the impact of these disruptions and meet its customers’ expectations, the Company has from time to time used, and in the future may continue to use, faster but more expensive air freight, which in the past increased, and which in the future may continue to increase, our cost of goods sold.
COVID-19
may continue to adversely affect workforces, economies and financial markets globally, potentially leading to an economic downturn and a reduction in consumer spending or an inability for the Company’s suppliers, vendors or other parties with whom it does business to meet their contractual obligations, which could negatively impact the Company’s business and results of operations.
Initial Public Offering
On June 1, 2021, the Company completed an initial public offering (the “IPO”) by issuing 4,636,364 shares of Class A common stock at a price to the public of $22 per share, resulting in net proceeds of $95.1 million, after deducting the underwriting discount and commissions of $6.1 million and deferred offering expenses of $0.8 million, net of reimbursements. The Company incurred a total of $8.7 million of expenses, before reimbursements, in connection with the IPO.

1. DESCRIPTION OF BUSINESS
FIGS, Inc. (the “Company”), a Delaware Corporation, was founded in 2013 and is a founder-led, direct-to-consumer healthcare apparel and lifestyle brand company. The Company designs and sells healthcare apparel and other non-scrub offerings, such as lab coats, underscrubs, outerwear, activewear, loungewear, compression socks footwear, masks and face shields. The Company markets and sells its products primarily in the United States. Sales are primarily generated through the Company’s digital platforms.
Impact of
COVID-19
In December 2019, a novel strain of coronavirus, which causes the disease known as
COVID-19,
was reported to have surfaced in Wuhan, China. Since then,
COVID-19
coronavirus has spread globally. In March 2020, the World Health Organization declared the
COVID-19
outbreak a pandemic. The ongoing
COVID-19
global and national health emergency has caused significant disruption in the international and United States economies and financial markets. The spread of
COVID-19
has caused illness, quarantines, cancellation of events and travel, business and school shutdowns, reduction in business activity and financial transactions, labor shortages, supply chain interruptions and overall economic and financial market instability.
In response to public health directives and orders and to help minimize the risk of the virus to employees, the Company has taken precautionary measures, including implementing work from home policies for certain employees. The
COVID-19
pandemic has the potential to significantly impact the Company’s manufacturing supply chain, distribution, logistics and other services. Certain of the Company’s suppliers experienced delays and shut-downs due to the
COVID-19
pandemic. In order to manage the impact of these disruptions and meet its customers’ expectations, the Company increased the use of more costly air freight during 2020, which increased cost of goods sold. The Company has not experienced the pandemic’s adverse impacts in any additional material respect.